Contents of Significant Accounts - Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 18,690,384		$ 38,781,416
Less: Current portion	(1,999,910)		(20,093,825)
Net	16,690,474	$ 594,390	18,687,591
Discounts on bonds payable [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	9,616		147,877
Unsecured domestic bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 18,700,000		21,200,000
Unsecured convertible bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable			$ 17,729,293